SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 09, 2023	Feb. 26, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	May 01, 2024	Dec. 31, 2023	May 18, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued			205,285,000		202,941,000	189,000,000		180,000,000
Weighted average exercise price			$ 1.11		$ 1.09		$ 0.92
Weighted average remaining contractual life			6 years 4 months 24 days		6 years 7 months 6 days
Marketing expense			$ 17,697	$ 12,629
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description			Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion
Marketing expense			$ 3,000
Bonus RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description			Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was 15% previously) if an agent has not met the Cap and (ii) 15% of the commission withheld (the percentage was 20% until April 1, 2025) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to cost of goods sold and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in additional paid-in capital
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reversal of stock-based compensation expense			$ 1,800
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding	15.00%	20.00%
Number of shares issued		35,600,000
Number of shares authorized	70,000,000